FIXED DEPOSITS (Details Narrative) - Dec. 31, 2025	USD ($)	CNY (¥)
Bank Time Deposits [Member]
Cash and Cash Equivalents [Line Items]
Time deposits	$ 2,703,164	¥ 19,000,000